Offerings	Jun. 26, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of securities as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $150,000,000. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. The proposed maximum offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered hereunder also include such indeterminate number of shares of common stock and preferred stock as may be issued upon conversion of or exchange for preferred stock that provide for conversion or exchange or pursuant to the antidilution provisions of any of such securities. In addition, pursuant to Rule 416 of the rules and regulations under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The debt securities covered by this registration statement may be senior and/or subordinated debt securities of CNB Financial Corporation.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272781
Carry Forward Initial Effective Date	Jul. 10, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272781
Carry Forward Initial Effective Date	Jul. 10, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-272781
Carry Forward Initial Effective Date	Jul. 10, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272781
Carry Forward Initial Effective Date	Jul. 10, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272781
Carry Forward Initial Effective Date	Jul. 10, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 16,530.00
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $150,000,000 pursuant to a registration statement on Form S-3 (File No. 333-272781), which was initially filed with the Securities and Exchange Commission on June 20, 2023 and became effective on July 10, 2023 (the "Prior Registration Statement") and, in connection therewith, paid a filing fee of $16,530. All of such securities remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes the Unsold Securities, and the filing fee associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) will continue to be applied to the Unsold Securities. Accordingly, no registration fee is being paid herewith. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Prior Registration Statement shall be deemed terminated as of the effective date of this registration statement.